As filed with the U.S. Securities and Exchange Commission
on November 3, 2017
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 490 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 493 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
600 Lexington Avenue, 20th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 600 Lexington Avenue, 20th Floor New York, NY 10022 (Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Avenue, 20th Floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on December 8, 2017 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 490 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 145, which was filed with the Securities and Exchange Commission on May 23, 2014. This Post-Effective Amendment No. 490 is filed solely for the purpose of designating December 8, 2017 as the new effective date of Post-Effective Amendment No. 145, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 483 on October 11, 2017, Post-Effective Amendment No. 476 on September 14, 2017, Post-Effective Amendment No. 469 on August 16, 2017, Post-Effective Amendment No. 461 on July 19, 2017, Post-Effective Amendment No. 455 on June 22, 2017, Post-Effective Amendment No. 448 on May 25, 2017, Post-Effective Amendment No. 442 on April 27, 2017, Post-Effective Amendment No. 436 on March 30, 2017, Post-Effective Amendment No. 426 on March 2, 2017, Post-Effective Amendment No. 417 on February 2, 2017, Post-Effective Amendment No. 409 on January 4, 2017, Post-Effective Amendment No. 402 on December 7, 2016, Post-Effective Amendment No. 396 on November 9, 2016, Post-Effective Amendment No. 387 on October 12, 2016, Post-Effective Amendment No. 381 on September 14, 2016, Post-Effective Amendment No. 375 on August 18, 2016, Post-Effective Amendment No. 366 on July 20, 2016, Post-Effective Amendment No. 358 on June 23, 2016, Post-Effective Amendment No. 351 on May 24, 2016, Post-Effective Amendment No. 339 on April 28, 2016, Post-Effective Amendment No. 326 on March 23, 2016, Post-Effective Amendment No. 315 on March 2, 2016, Post-Effective Amendment No. 306 on February 3, 2016, Post-Effective Amendment No. 298 on January 7, 2016, Post-Effective Amendment No. 291 on December 9, 2015, Post-Effective Amendment No. 285 on November 12, 2015, Post-Effective Amendment No. 278 on October 14, 2015, Post-Effective Amendment No. 271 on September 16, 2015, Post-Effective Amendment No. 264 on August 19, 2015, Post-Effective Amendment No. 259 on July 21, 2015, Post-Effective Amendment No. 249 on June 18, 2015, Post-Effective Amendment No. 239 on May 21, 2015, Post-Effective Amendment No. 232 on April 30, 2015, Post-Effective Amendment No. 225 on April 1, 2015, Post-Effective Amendment No. 213 on March 5, 2015, Post-Effective Amendment No. 206 on February 5, 2015, Post-Effective Amendment No. 201 on January 13, 2015, Post-Effective Amendment No. 196 on December 18, 2014, Post-Effective Amendment No. 189 on November 20, 2014, Post-Effective Amendment No. 181 on October 23, 2014, Post-Effective Amendment No. 169 on September 24, 2014, Post-Effective Amendment No. 163 on August 28, 2014, Post-Effective Amendment No. 157 on August 1, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 490 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 3rd day of November, 2017.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer), Trustee	November 3, 2017
Bruno del Ama

/s/ Luis Berruga	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer	November 3, 2017
Luis Berruga

*	Trustee	November 3, 2017
Sanjay Ram Bharwani

*	Trustee	November 3, 2017
Scott R. Chichester

*	Trustee	November 3, 2017
Kartik Kiran Shah

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney